1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

August 5, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ClearBridge Tactical Dividend Income Fund, a series of Legg Mason Partners Equity Trust
Securities Act File No. 33-43446
Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated August 1, 2016 to the Prospectus dated March 1, 2016, for ClearBridge Tactical Dividend Income Fund filed under Rule 497(e) with the Securities and Exchange Commission on August 1, 2016.

Any questions or comments on this filing should be directed to the undersigned at 202-303-1232.

Very truly yours,

/s/ Neesa P. Sood
Neesa P. Sood

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC
Benjamin J. Haskin, Willkie Farr & Gallagher LLP
Dianne E. O’Donnell, Willkie Farr & Gallagher LLP

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